Operating Lease	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Operating Lease
Operating Lease
9.	Operating Lease

The Company entered into a sub-lease agreement for office space in Houston, Texas, commencing July 1, 2022, for a term of twenty-nine months at a monthly lease payment of $8,495. The lease liability is calculated using an incremental borrowing rate of 5.65%. The Houston lease ended on November 30, 2024.

The Company entered into a new sub-lease agreement for office space in Plano, Texas, commencing on November 16, 2024, for a term of thirty-four months at an average lease payment of $8,729. The lease liability is calculated using an incremental borrowing rate of 6.83%. Lease costs for the three months and six months ended September 30, 2025 and 2024 are as follows (in thousands):

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2025	2024	2025	2024
Operating lease costs	$26	$26	52	51
Variable lease costs	-	23	-	46
Short-term lease costs	4	72	22	108
	$30	$121	74	205

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. Lease balance sheet information as of September 30, 2025 and March 31, 2025 is as follows (in thousands):

	September 30,	March 31,
	2025	2025
Assets:
Operating Lease right-of-use asset	$187	$232
Liabilities:
Operating lease liabilities, current	94	89
Operating lease liabilities, long-term	95	143
Total operating lease liabilities	$189	$232

9.	Operating Lease

The Company entered into a sub-lease agreement for office space in Houston, Texas, commencing July 1, 2022, for a term of twenty-nine months at a monthly lease payment of $8,495. The lease liability is calculated using an incremental borrowing rate of 5.65%. The Houston lease ended on November 30, 2024.

The Company entered into a new sub-lease agreement for office space in Plano, Texas, commencing on November 16, 2024, for a term of thirty-four months at an average lease payment of $8,729. The lease liability is calculated using an incremental borrowing rate of 6.83%. Lease costs for the years ended December 31, 2025 and 2024 are as follows (in thousands):

	For the Year Ended March 31,
	2025	2024
Operating lease costs	$99	$101
Variable lease costs	53	91
Short-term lease costs	108	38
	$260	$230

International Battery Metals Ltd.

Notes to the Consolidated Financial Statements

For the Years Ended March 31, 2025 and 2024

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. Lease balance sheet information as March 31, 2025 and 2024 is as follows (in thousands):

	As of March 31,
	2025	2024
Assets:
Operating Lease right-of-use asset	$232	$67
Liabilities:
Operating lease liabilities, current	89	67
Operating lease liabilities, long-term	143	-
Total operating lease liabilities	$232	$67